Balance Sheet - USD ($)	Jul. 31, 2019	Oct. 31, 2018
CURRENT ASSETS
Cash	$ 175,423	$ 200,000
Accounts receivable
Prepaid expenses
Total Current Assets	175,423	200,000
Fixed assets, net
OTHER ASSETS
Security deposits
Total Other Assets
Long-term Assets - Operating Lease Right of Use Asset	154,757
TOTAL ASSETS	330,180	200,000
CURRENT LIABILITIES
Accounts payable and accrued expenses	20,884
Current portion of notes payable
Liability for common stock to be issued		12,600
Liability for preferred stock to be issued
Total Current Liabilities	20,884	12,600
Long-term Liabilities - Operating Lease	159,386
TOTAL LIABILITIES	180,270	12,600
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value, 20,000,000 shares authorized, -0- shares issued and outstanding, respectively
Common stock, $0.0001 par value, 100,000,000 shares authorized, 3,518,571 and 3,428,571 shares issued and outstanding, respectively	352	343
Additional paid in capital	212,698	199,857
Accumulated Deficit	(63,140)	(12,800)
Total Stockholders' Equity	149,910	187,400
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 330,180	$ 200,000